Related party transactions - Key management personnel (Details) - General Partner - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Transactions
Amount paid for services received from related party	€ 21,282	€ 19,532
Balances
Accounts receivable	2,130		€ 977
Accounts payable	€ 51,267		€ 34,170